Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes
Income taxes

10.Income taxes

Cayman Islands and Hong Kong

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed. Queen’s Road is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2012, 2013 and 2014.

PRC

The Company’s PRC subsidiaries and Affiliated PRC Entities are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

The WFOE and the VIE renewed their “High and New Technology Enterprises” (“HNTE”) status in December 2012 and are continued to subject to PRC tax at the preferential tax rate of 15% for three years from 2012 to 2014.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax at 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

Loss before income taxes consists of:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	(21,688)	(54,602)	(954,438)	(153,828)
PRC	(53,475)	(91,595)	(874,903)	(141,009)

	(75,163)	(146,197)	(1,829,341)	(294,837)

The income tax expense is comprised of:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current	15,950	49,528	32,742	5,277
Deferred	—	(8,436)	(15,182)	(2,447)

	15,950	41,092	17,560	2,830

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

		Years ended December 31,
		2012	2013	2014
	Note	RMB	RMB	RMB	US$
Loss before income tax		(75,163)	(146,197)	(1,829,341)	(294,837)
Expected taxation at PRC EIT statutory rate of 25%		(18,790)	(36,549)	(457,335)	(73,709)
Effect of different tax rates in different jurisdictions		5,749	14,426	239,800	38,649
Research & development super-deduction		(11,210)	(22,767)	(33,391)	(5,382)
Effect of lower tax rate applicable to HNTE		(10,705)	(20,502)	49,341	7,952
Late payment interest		556	1,533	9,256	1,492
Adjustment of estimated income tax accruals		—	—	1,759	283
Deemed revenue	(i)	46,485	95,441	113,474	18,289
Non-deductible expenses		4,339	2,668	14,860	2,395
Changes in valuation allowance		(474)	7,446	81,496	13,135
Non-taxable income		—	(604)	(1,700)	(274)

Income tax expense		15,950	41,092	17,560	2,830

(i)

The Company acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

The significant components of deferred taxes are as follows:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	—	1,198	163	26
Bad debt expenses	198	1,454	1,878	303
Deferred revenues	393	—	—	—
Expense cut-off	—	51	—	—
Depreciation expenses	—	—	45	7
Accrued expenses	2,430	10,518	77,708	12,524
Accrued salaries and welfare payable	6,494	13,225	30,549	4,924
Less: valuation allowance	(9,515)	(18,010)	(87,484)	(14,100)

Current deferred tax assets	—	8,436	22,859	3,684

Deferred tax assets, non-current portion:
Advertising expenses	1,394	—	6	1
Depreciation expenses	129	274	525	85
Tax loss carry forward	669	869	12,634	2,036
Less: valuation allowance	(2,192)	(1,143)	(13,165)	(2,122)

Non-current deferred tax assets	—	—	—	—

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company recorded full valuation allowance against deferred tax assets of entities that were in cumulative loss positions, as of December 31, 2012, 2013 and 2014.

As of December 31, 2014, the Company had net operating losses of approximately RMB1,829,341 (US$294,837), which can be carried forward to offset taxable income. The net operating loss will expire between 2016 to 2019, if not utilized.

For the year ended December 31, 2013, all consolidated entities were in a cumulative loss position except for two subsidiaries and two Affiliated PRC Entities. For the year ended December 31, 2014, all consolidated entities were in a cumulative loss position except for one subsidiary and four Affiliated PRC Entities. The undistributed earnings of the Company’s profit-making subsidiaries and Affiliated PRC Entities amounted to approximately RMB15,280 and RMB15,857(US$2,556) as of December 31, 2013 and 2014, respectively. The Company intended to indefinitely reinvest these undistributed earnings as of December 31, 2013 and 2014. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical. Should the accumulated earnings be repatriated in the future, withholding tax should be payable.

Unrecognized tax benefits

For the years ended December 31, 2012, 2013, and 2014, the Company recorded RMB32,782, RMB83,677 and RMB152,865 (US$24,637) of unrecognized tax benefits, which primarily represent deemed revenues for income tax purposes. It is possible that the amount accrued will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time.

As of December 31, 2012, 2013 and 2014, unrecognized tax benefits of RMB17,594, RMB57,199 and RMB58,818 (US$9,480), respectively, if ultimately recognized will impact the effective tax rate.

The unrecognized tax benefit is as follows:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at January 1	5,502	32,782	83,677	13,486
Additions based on tax positions related to the current year	28,646	53,745	67,798	10,927
Additions for tax positions of prior years	—	—	6,401	1,032
Reductions based on tax positions related to prior years	(1,366)	(2,850)	(5,011)	(808)

Balance at December 31	32,782	83,677	152,865	24,637

During the years ended December 31, 2012, 2013 and 2014, the Company recognized late payment interest expense of RMB556, RMB1,533 and RMB9,256 (US$1,492), and penalties of nil, nil and nil, respectively, as part of income tax expense. The Company had accrued approximately RMB808, RMB2,341, and RMB11,597 (US$1,869) for the late payment of interest as of December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, the tax years ended December 31, 2010 through 2014 for the Company’s PRC subsidiaries and the Affiliated PRC Entities remain subject to examination by the PRC tax authorities.